EQUITY, SHARE-BASED COMPENSATION AND WARRANTS - Valuation of Warrants Issued (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Warrants Issued April 2022
Class of Warrant or Right [Line Items]
Market price (in USD per share)	$ 0.96
Grant price (in USD per share)	$ 1.25
Expected life (in years)	5 years
Volatility	85.00%
Risk Free Rate	2.56%
Warrants Issued July 2022
Class of Warrant or Right [Line Items]
Market price (in USD per share)	$ 1.59
Grant price (in USD per share)	$ 1.25
Expected life (in years)	5 years
Volatility	85.00%
Risk Free Rate	2.88%